Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Consolidation

Consolidation: 3M is a diversified global manufacturer, technology innovator and marketer of a wide variety of products. All subsidiaries are consolidated. All intercompany transactions are eliminated. As used herein, the term “3M” or “Company” refers to 3M Company and subsidiaries unless the context indicates otherwise.

Basis of presentation

Basis of presentation: Certain amounts in the prior years’ consolidated financial statements have been reclassified to conform to the current year presentation.

In addition, as described in the “New Accounting Pronouncements” section, the Company adopted Accounting Standards Update (ASU) No. 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, effective January 1, 2018 on a retrospective basis. This ASU changed how 3M presents net periodic benefit cost within its consolidated statement of income as indicated in the tables that follow. The financial information presented herein reflects these impacts for all periods presented.

Year ended December 31, 2017	Previously	Reflecting ASU
(Millions)	Reported	Adoption	Change

Net Sales	$31,657	$31,657	$—
Operating expenses
Cost of sales	16,001	16,055	54
Selling, general and administrative expenses	6,572	6,626	54
Research, development and related expenses	1,850	1,870	20
Gain on sale of businesses	(586)	(586)	—
Total operating expenses	23,837	23,965	128
Operating income	$7,820	$7,692	$(128)

Other expense (income), net	$272	$144	$(128)

Income before income taxes	$7,548	$7,548	$—

Year ended December 31, 2016	Previously	Reflecting ASU
(Millions)	Reported	Adoption	Change

Net Sales	$30,109	$30,109	$—
Operating expenses
Cost of sales	15,040	15,118	78
Selling, general and administrative expenses	6,222	6,311	89
Research, development and related expenses	1,735	1,764	29
Gain on sale of businesses	(111)	(111)	—
Total operating expenses	22,886	23,082	196
Operating income	$7,223	$7,027	$(196)

Other expense (income), net	$170	$(26)	$(196)

Income before income taxes	$7,053	$7,053	$—

Year ended December 31, 2015	Previously	Reflecting ASU
(Millions)	Reported	Adoption	Change

Net Sales	$30,274	$30,274	$—
Operating expenses
Cost of sales	15,383	15,351	(32)
Selling, general and administrative expenses	6,229	6,233	4
Research, development and related expenses	1,763	1,757	(6)
Gain on sale of businesses	(47)	(47)	—
Total operating expenses	23,328	23,294	(34)
Operating income	$6,946	$6,980	$34

Other expense (income), net	$123	$157	$34

Income before income taxes	$6,823	$6,823	$—

Foreign currency translation

Foreign currency translation: Local currencies generally are considered the functional currencies outside the United States. Assets and liabilities for operations in local-currency environments are translated at month-end exchange rates of the period reported. Income and expense items are translated at month-end exchange rates of each applicable month. Cumulative translation adjustments are recorded as a component of accumulated other comprehensive income (loss) in shareholders’ equity.

3M has a subsidiary in Venezuela, the financial statements of which are remeasured under Accounting Standards Codification (ASC) 830, Foreign Currency Matters, as if its functional currency were that of its parent because Venezuela’s economic environment is considered highly inflationary. The operating income of this subsidiary is immaterial as a percent of 3M’s consolidated operating income for 2017. The Venezuelan government sets official rates of exchange and conditions precedent to purchase foreign currency at these rates with local currency. The government also operates various expanded secondary currency exchange mechanisms that have been eliminated and replaced from time to time. Such rates and conditions have been and continue to be subject to change. For the periods presented, the financial statements of 3M’s Venezuelan subsidiary were remeasured utilizing the rate associated with the secondary auction mechanism, Tipo de Cambio Complementario, which was redesigned by the Venezuelan government in June 2017 (DICOM2), or its predecessor. During the same periods, the Venezuelan government’s official exchange was Tipo de Cambio Protegido (DIPRO), or its predecessor. 3M’s uses of these rates were based upon evaluation of a number of factors including, but not limited to, the exchange rate the Company’s Venezuelan subsidiary may legally use to convert currency, settle transactions or pay dividends; the probability of accessing and obtaining currency by use of a particular rate or mechanism; and the Company’s intent and ability to use a particular exchange mechanism. The Company continues to monitor these circumstances. Changes in applicable exchange rates or exchange mechanisms may continue in the future. These changes could impact the rate of exchange applicable to remeasure the Company’s net monetary assets (liabilities) denominated in Venezuelan Bolivars (VEF). As of December 31, 2017, the Company had a balance of net monetary assets denominated in VEF of less than 10 billion VEF and the DIPRO and DICOM2 exchange rates were approximately 10 VEF and 3,300 VEF per U.S. dollar, respectively.

A need to deconsolidate the Company’s Venezuelan subsidiary’s operations may result from a lack of exchangeability of VEF-denominated cash coupled with an acute degradation in the ability to make key operational decisions due to government regulations in Venezuela. 3M monitors factors such as its ability to access various exchange mechanisms; the impact of government regulations on the Company’s ability to manage its Venezuelan subsidiary’s capital structure, purchasing, product pricing, and labor relations; and the current political and economic situation within Venezuela. Based upon a review of factors as of December 31, 2017, the Company continues to consolidate its Venezuelan subsidiary. As of December 31, 2017, the balance of accumulated other comprehensive loss associated with this subsidiary was approximately $145 million and the amount of intercompany receivables due from this subsidiary and its total equity balance were not significant.

Use of estimates

Use of estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Cash and cash equivalents	Cash and cash equivalents: Cash and cash equivalents consist of cash and temporary investments with maturities of three months or less when acquired.
Marketable securities

Marketable securities: Marketable securities include available-for-sale debt securities and are recorded at fair value. Cost of securities sold use the first in, first out (FIFO) method. The classification of marketable securities as current or non-current is based on the availability for use in current operations. 3M reviews impairments associated with its marketable securities in accordance with the measurement guidance provided by ASC 320, Investments-Debt and Equity Securities, when determining the classification of the impairment as “temporary” or “other-than-temporary”. A temporary impairment charge results in an unrealized loss being recorded in accumulated other comprehensive income as a component of shareholders’ equity. Such an unrealized loss does not reduce net income for the applicable accounting period because the loss is not viewed as other-than-temporary. The factors evaluated to differentiate between temporary and other-than-temporary include the projected future cash flows, credit ratings actions, and assessment of the credit quality of the underlying collateral, as well as other factors. Amounts are reclassified out of accumulated other comprehensive income and into earnings upon sale or “other-than-temporary” impairment.

Investments

Investments: Investments primarily include equity method, cost method, and available-for-sale equity investments. Available-for-sale investments are recorded at fair value at each reporting date and subject to ASC 320, as described above.

Other assets

Other assets: Other assets include deferred income taxes, product and other insurance receivables, the cash surrender value of life insurance policies, and other long-term assets. Investments in life insurance are reported at the amount that could be realized under contract at the balance sheet date, with any changes in cash surrender value or contract value during the period accounted for as an adjustment of premiums paid. Cash outflows and inflows associated with life insurance activity are included in “Purchases of marketable securities and investments” and “Proceeds from maturities and sale of marketable securities and investments,” respectively.

Inventories	Inventories: Inventories are stated at the lower of cost or market, with cost generally determined on a first-in, first-out basis.
Property, plant and equipment

Property, plant and equipment: Property, plant and equipment, including capitalized interest and internal direct engineering costs, are recorded at cost. Depreciation of property, plant and equipment generally is computed using the straight-line method based on the estimated useful lives of the assets. The estimated useful lives of buildings and improvements primarily range from ten to forty years, with the majority in the range of twenty to forty years. The estimated useful lives of machinery and equipment primarily range from three to fifteen years, with the majority in the range of five to ten years. Fully depreciated assets other than capitalized internally developed software are retained in property, plant and equipment and accumulated depreciation accounts until disposal. Upon disposal, assets and related accumulated depreciation are removed from the accounts and the net amount, less proceeds from disposal, is charged or credited to operations. Property, plant and equipment amounts are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset (asset group) may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss recorded is calculated by the excess of the asset’s carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis.

Conditional asset retirement obligations

Conditional asset retirement obligations: A liability is initially recorded at fair value for an asset retirement obligation associated with the retirement of tangible long-lived assets in the period in which it is incurred if a reasonable estimate of fair value can be made. Conditional asset retirement obligations exist for certain long-term assets of the Company. The obligation is initially measured at fair value using expected present value techniques. Over time the liabilities are accreted for the change in their present value and the initial capitalized costs are depreciated over the remaining useful lives of the related assets. The asset retirement obligation liability was $106 million and $111 million at December 31, 2017 and 2016, respectively.

Goodwill

Goodwill: Goodwill is the excess of cost of an acquired entity over the amounts assigned to assets acquired and liabilities assumed in a business combination. Goodwill is not amortized. Goodwill is tested for impairment annually in the fourth quarter of each year, and is tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is done at a reporting unit level, with all goodwill assigned to a reporting unit. Reporting units are one level below the business segment level, but are required to be combined when reporting units within the same segment have similar economic characteristics. 3M did not combine any of its reporting units for impairment testing. The impairment loss is measured as the amount by which the carrying value of the reporting unit’s net assets exceeds its estimated fair value. The estimated fair value of a reporting unit is determined using earnings for the reporting unit multiplied by a price/earnings ratio for comparable industry groups, or by using a discounted cash flow analysis. Companies have the option to first assess qualitative factors to determine whether the fair value of a reporting unit is not “more likely than not” less than its carrying amount, which is commonly referred to as “Step 0”. 3M has chosen not to apply Step 0 for its annual goodwill assessments.

Intangible assets

Intangible assets: Intangible asset types include customer related, patents, other technology-based, tradenames and other intangible assets acquired from an independent party. Intangible assets with a definite life are amortized over a period ranging from one to twenty years on a systematic and rational basis (generally straight line) that is representative of the asset’s use. The estimated useful lives vary by category, with customer related largely between eight to seventeen years, patents largely between five to thirteen years, other technology-based largely between two to fifteen years, definite lived tradenames largely between three and twenty years, and other intangibles largely between two to ten years. Costs related to internally developed intangible assets, such as patents, are expensed as incurred, primarily in “Research, development and related expenses.”

Intangible assets with a definite life are tested for impairment whenever events or circumstances indicate that the carrying amount of an asset (asset group) may not be recoverable. An impairment loss is recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows used in determining the fair value of the asset. The amount of the impairment loss recorded is calculated by the excess of the asset’s carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis.

Intangible assets with an indefinite life, namely certain tradenames, are not amortized. Indefinite-lived intangible assets are tested for impairment annually, and are tested for impairment between annual tests if an event occurs or circumstances change that would indicate that the carrying amount may be impaired. An impairment loss generally would be recognized when the fair value is less than the carrying value of the indefinite-lived intangible asset.

Restructuring actions

Restructuring actions: Restructuring actions generally include significant actions involving employee-related severance charges, contract termination costs, and impairment or accelerated depreciation/amortization of assets associated with such actions. Employee-related severance charges are largely based upon distributed employment policies and substantive severance plans. These charges are reflected in the quarter when the actions are probable and the amounts are estimable, which typically is when management approves the associated actions. Severance amounts for which affected employees were required to render service in order to receive benefits at their termination dates were measured at the date such benefits were communicated to the applicable employees and recognized as expense over the employees’ remaining service periods. Contract termination and other charges primarily reflect costs to terminate a contract before the end of its term (measured at fair value at the time the Company provided notice to the counterparty) or costs that will continue to be incurred under the contract for its remaining term without economic benefit to the Company. Asset impairment charges related to intangible assets and property, plant and equipment reflect the excess of the assets’ carrying values over their fair values.

Revenue (sales) recognition

Revenue (sales) recognition: The Company sells a wide range of products to a diversified base of customers around the world and has no material concentration of credit risk. Revenue is recognized when the risks and rewards of ownership have substantively transferred to customers. This condition normally is met when the product has been delivered or upon performance of services. The Company records estimated reductions to revenue or records expense for customer and distributor incentives, primarily comprised of rebates and free goods, at the time of the initial sale. These sales incentives are accounted for in accordance with ASC 605, Revenue Recognition. The estimated reductions of revenue for rebates are based on the sales terms, historical experience, trend analysis and projected market conditions in the various markets served. Since the Company serves numerous markets, the rebate programs offered vary across businesses, but the most common incentive relates to amounts paid or credited to customers for achieving defined volume levels or growth objectives. Free goods are accounted for as an expense and recorded in cost of sales. Sales, use, value-added and other excise taxes are not recognized in revenue.

The vast majority of 3M’s sales agreements are for standard products and services with customer acceptance occurring upon delivery of the product or performance of the service. However, to a limited extent 3M also enters into agreements that involve multiple elements (such as equipment, installation and service), software, or non-standard terms and conditions.

For non-software multiple-element arrangements, the Company recognizes revenue for delivered elements when they have stand-alone value to the customer, they have been accepted by the customer, and for which there are only customary refund or return rights. Arrangement consideration is allocated to the deliverables by use of the relative selling price method. The selling price used for each deliverable is based on vendor-specific objective evidence (VSOE) if available, third-party evidence (TPE) if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available. Estimated selling price is determined in a manner consistent with that used to establish the price to sell the deliverable on a standalone basis. In addition to the preceding conditions, equipment revenue is not recorded until the installation has been completed if equipment acceptance is dependent upon installation or if installation is essential to the functionality of the equipment. Installation revenues are not recorded until installation has been completed.

For arrangements (or portions of arrangements) falling within software revenue recognition standards and that do not involve significant production, modification, or customization, revenue for each software or software-related element is recognized when the Company has VSOE of the fair value of all of the undelivered elements and applicable criteria have been met for the delivered elements. When the arrangements involve significant production, modification or customization, long-term construction-type accounting involving proportional performance is employed.

For prepaid service contracts, sales revenue is recognized on a straight-line basis over the term of the contract, unless historical evidence indicates the costs are incurred on other than a straight-line basis. License fee revenue is recognized as earned, and no revenue is recognized until the inception of the license term.

On occasion, agreements will contain milestones, or 3M will recognize revenue based on proportional performance. For these agreements, and depending on the specifics, 3M may recognize revenue upon completion of a substantive milestone, or in proportion to costs incurred to date compared with the estimate of total costs to be incurred.

Accounts receivable and allowances

Accounts receivable and allowances: Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains allowances for bad debts, cash discounts, product returns and various other items. The allowance for doubtful accounts and product returns is based on the best estimate of the amount of probable credit losses in existing accounts receivable and anticipated sales returns. The Company determines the allowances based on historical write-off experience by industry and regional economic data and historical sales returns. The Company reviews the allowance for doubtful accounts monthly. The Company does not have any significant off-balance-sheet credit exposure related to its customers.

Advertising and merchandising	Advertising and merchandising: These costs are charged to operations in the period incurred, and totaled $411 million in 2017, $385 million in 2016 and $368 million in 2015.
Research, development, and related expenses

Research, development and related expenses: These costs are charged to operations in the period incurred and are shown on a separate line of the Consolidated Statement of Income. Research, development and related expenses totaled $1.870 billion in 2017,  $1.764 billion in 2016 and $1.757 billion in 2015. Research and development expenses, covering basic scientific research and the application of scientific advances in the development of new and improved products and their uses, totaled $1.352 billion in 2017,  $1.248 billion in 2016 and $1.220 billion in 2015. Related expenses primarily include technical support; internally developed patent costs, which include costs and fees incurred to prepare, file, secure and maintain patents; amortization of externally acquired patents and externally acquired in-process research and development; and gains/losses associated with certain corporate approved investments in R&D-related ventures, such as equity method effects and impairments.

Internal-use software

Internal-use software: The Company capitalizes direct costs of services used in the development of, and external software acquired for use as, internal-use software. Amounts capitalized are amortized over a period of three to seven years, generally on a straight-line basis, unless another systematic and rational basis is more representative of the software’s use. Amounts are reported as a component of either machinery and equipment or capital leases within property, plant and equipment. Fully depreciated internal-use software assets are removed from property, plant and equipment and accumulated depreciation accounts.

Environmental

Environmental: Environmental expenditures relating to existing conditions caused by past operations that do not contribute to current or future revenues are expensed. Reserves for liabilities related to anticipated remediation costs are recorded on an undiscounted basis when they are probable and reasonably estimable, generally no later than the completion of feasibility studies, the Company’s commitment to a plan of action, or approval by regulatory agencies. Environmental expenditures for capital projects that contribute to current or future operations generally are capitalized and depreciated over their estimated useful lives.

Income taxes

Income taxes: The provision for income taxes is determined using the asset and liability approach. Under this approach, deferred income taxes represent the expected future tax consequences of temporary differences between the carrying amounts and tax basis of assets and liabilities. The Company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists. As of December 31, 2017 and 2016, the Company had valuation allowances of $81 million and $47 million on its deferred tax assets, respectively. The increase in valuation allowance at December 31, 2017 relates to certain U.S. and international jurisdictions with taxable loss or tax credit carryforwards that are expected to expire prior to utilization. The Company recognizes and measures its uncertain tax positions based on the rules under ASC 740, Income Taxes.

Earnings per share

Earnings per share: The difference in the weighted average 3M shares outstanding for calculating basic and diluted earnings per share attributable to 3M common shareholders is the result of the dilution associated with the Company’s stock-based compensation plans. Certain options outstanding under these stock-based compensation plans during the years 2017,  2016 and 2015 were not included in the computation of diluted earnings per share attributable to 3M common shareholders because they would have had an anti-dilutive effect (0.8 million average options for 2017,  3.6 million average options for 2016, and 5.0 million average options for 2015). The computations for basic and diluted earnings per share for the years ended December 31 follow:

Earnings Per Share Computations

(Amounts in millions, except per share amounts)	2017	2016	2015
Numerator:
Net income attributable to 3M	$4,858	$5,050	$4,833

Denominator:
Denominator for weighted average 3M common shares outstanding – basic	597.5	604.7	625.6
Dilution associated with the Company’s stock-based compensation plans	15.2	14.0	11.6
Denominator for weighted average 3M common shares outstanding – diluted	612.7	618.7	637.2

Earnings per share attributable to 3M common shareholders – basic	$8.13	$8.35	$7.72
Earnings per share attributable to 3M common shareholders – diluted	$7.93	$8.16	$7.58

Stock-based compensation

Stock-based compensation: The Company recognizes compensation expense for its stock-based compensation programs, which include stock options, restricted stock, restricted stock units (RSUs), performance shares, and the General Employees’ Stock Purchase Plan (GESPP). Under applicable accounting standards, the fair value of share-based compensation is determined at the grant date and the recognition of the related expense is recorded over the period in which the share-based compensation vests. However, with respect to income taxes, the related deduction from taxes payable is based on the award’s intrinsic value at the time of exercise (for an option) or on the fair value upon vesting of the award (for RSUs), which can be either greater (creating an excess tax benefit) or less (creating a tax deficiency) than the deferred tax benefit recognized as compensation cost is recognized in the financial statements. Beginning in 2016, as a result of 3M’s adoption of ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting, these excess tax benefits/deficiencies are recognized as income tax benefit/expense in the statement of income and, within the statement of cash flows, are classified in operating activities in the same manner as other cash flows related to income taxes. The extent of excess tax benefits/deficiencies is subject to variation in 3M stock price and timing/extent of RSU vestings and employee stock option exercises. Prior to 2016, excess tax benefits were recognized in additional paid-in capital within equity, and, with respect to statement of cash flows, were reflected as a financing cash inflow. Based on the adoption methodology of ASU No. 2016-09 applied, periods prior to 2016 were not changed.

Comprehensive income

Comprehensive income: Total comprehensive income and the components of accumulated other comprehensive income (loss) are presented in the Consolidated Statement of Comprehensive Income and the Consolidated Statement of Changes in Equity. Accumulated other comprehensive income (loss) is composed of foreign currency translation effects (including hedges of net investments in international companies), defined benefit pension and postretirement plan adjustments, unrealized gains and losses on available-for-sale debt and equity securities, and unrealized gains and losses on cash flow hedging instruments.

Derivatives and hedging activities

Derivatives and hedging activities: All derivative instruments within the scope of ASC 815, Derivatives and Hedging, are recorded on the balance sheet at fair value. The Company uses interest rate swaps, currency and commodity price swaps, and foreign currency forward and option contracts to manage risks generally associated with foreign exchange rate, interest rate and commodity market volatility. All hedging instruments that qualify for hedge accounting are designated and effective as hedges, in accordance with U.S. generally accepted accounting principles. If the underlying hedged transaction ceases to exist, all changes in fair value of the related derivatives that have not been settled are recognized in current earnings. Instruments that do not qualify for hedge accounting are marked to market with changes recognized in current earnings. Cash flows from derivative instruments are classified in the statement of cash flows in the same category as the cash flows from the items subject to designated hedge or undesignated (economic) hedge relationships. The Company does not hold or issue derivative financial instruments for trading purposes and is not a party to leveraged derivatives.

Credit risk

Credit risk: The Company is exposed to credit loss in the event of nonperformance by counterparties in interest rate swaps, currency swaps, commodity price swaps, and forward and option contracts. However, the Company’s risk is limited to the fair value of the instruments. The Company actively monitors its exposure to credit risk through the use of credit approvals and credit limits, and by selecting major international banks and financial institutions as counterparties. 3M enters into master netting arrangements with counterparties when possible to mitigate credit risk in derivative transactions. A master netting arrangement may allow each counterparty to net settle amounts owed between a 3M entity and the counterparty as a result of multiple, separate derivative transactions. The Company does not anticipate nonperformance by any of these counterparties. 3M has elected to present the fair value of derivative assets and liabilities within the Company’s consolidated balance sheet on a gross basis even when derivative transactions are subject to master netting arrangements and may otherwise qualify for net presentation.

Fair value measurements

Fair value measurements: 3M follows ASC 820, Fair Value Measurements and Disclosures, with respect to assets and liabilities that are measured at fair value on a recurring basis and nonrecurring basis. Under the standard, fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The standard also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available in the circumstances. The hierarchy is broken down into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Acquisitions

Acquisitions: The Company accounts for business acquisitions in accordance with ASC 805, Business Combinations.  This standard requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction and establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed in a business combination. Certain provisions of this standard prescribe, among other things, the determination of acquisition-date fair value of consideration paid in a business combination (including contingent consideration) and the exclusion of transaction and acquisition-related restructuring costs from acquisition accounting.

New Accounting Pronouncements

New Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued ASU No. 2014-09, Revenue from Contracts with Customers, and in August 2015 issued ASU No. 2015-14, which amended the standard as to effective date. The ASU provides a single comprehensive model to be used in the accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The standard’s stated core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this core principle the ASU includes provisions within a five step model that includes identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when (or as) an entity satisfies a performance obligation. The standard also specifies the accounting for some costs to obtain or fulfill a contract with a customer and requires expanded disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. During 2016, the FASB also issued ASU No. 2016-08, Principal versus Agent Considerations (Reporting Revenue Gross versus Net); ASU No. 2016-10, Identifying Performance Obligations and Licensing; ASU No. 2016-12, Narrow-Scope Improvements and Practical Expedients, and ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers which amend ASU No. 2014-09. These amendments include clarification of principal versus agent guidance in situations in which a revenue transaction involves a third party in providing goods or services to a customer. In such circumstances, an entity must determine whether the nature of its promise to the customer is to provide the underlying goods or services (i.e., the entity is the principal in the transaction) or to arrange for the third party to provide the underlying goods or services (i.e., the entity is the agent in the transaction). The amendments clarify, in terms of identifying performance obligations, how entities would determine whether promised goods or services are separately identifiable from other promises in a contract and, therefore, would be accounted for separately. The guidance allows entities to disregard goods or services that are immaterial in the context of a contract and provides an accounting policy election to account for shipping and handling activities as fulfillment costs rather than as additional promised services. With regard to licensing, the amendments clarify how an entity would evaluate the nature of its promise in granting a license of intellectual property, which determines whether the entity recognizes revenue over time or at a point in time. The amendments also address implementation issues relative to transition (adding a practical expedient for contract modifications and clarifying what constitutes a completed contract when employing full or modified retrospective transition methods), collectability, noncash consideration, and the presentation of sales and other similar-type taxes (allowing entities to exclude sales-type taxes collected from transaction price). Finally, the amendments provide additional guidance in the areas of disclosure of performance obligations, provisions for losses on certain types of contracts, scoping, and other areas. Overall, ASU No. 2014-09, as amended, provides for either full retrospective adoption or a modified retrospective adoption by which it is applied only to the most current period presented. For 3M, the ASU is effective January 1, 2018 and the Company has concluded that it will utilize the modified retrospective method of adoption. The Company has completed analyses, executed project management relative to the process of adopting this ASU, and conducted detailed contract reviews to complete necessary adjustments to existing accounting policies and quantify the ASU’s effect. For most of 3M’s revenue arrangements, there are no impacts as these transactions are not accounted for under industry-specific guidance that will be superseded by the ASU and generally consist of a single performance obligation to transfer promised goods or services. 3M also engages in some arrangements for which software industry-specific guidance (which the ASU supersedes) is presently utilized. The Company also considered these arrangements in the detailed contract reviews that have been conducted. While 3M will provide expanded disclosures as a result of ASU No. 2014-09, it does not expect this standard to have a material impact on its consolidated results of operations and financial condition.

In February 2015, the FASB issued ASU No. 2015-02, Amendments to the Consolidation Analysis, which changes guidance related to both the variable interest entity (VIE) and voting interest entity (VOE) consolidation models. With respect to the VIE model, the standard changes, among other things, the identification of variable interests associated with fees paid to a decision maker or service provider, the VIE characteristics for a limited partner or similar entity, and the primary beneficiary determination. With respect to the VOE model, the ASU eliminates the presumption that a general partner controls a limited partnership or similar entity unless the presumption can otherwise be overcome. Under the new guidance, a general partner would largely not consolidate a partnership or similar entity under the VOE model. The Company adopted this ASU effective January 1, 2016. Because 3M did not have significant involvement with entities subject to consolidation considerations impacted by the VIE model changes or with limited partnerships potentially impacted by the VOE model changes, the adoption did not have a material impact on the Company’s consolidated results of operations and financial condition.

In April 2015, the FASB issued ASU No. 2015-05, Customer’s Accounting for Fees Paid in a Cloud Arrangement, which requires a customer to determine whether a cloud computing arrangement contains a software license. If the arrangement contains a software license, the customer would account for fees related to the software license element in a manner consistent with accounting for the acquisition of other acquired software licenses. If the arrangement does not contain a software license, the customer would account for the arrangement as a service contract. An arrangement would contain a software license element if both (1) the customer has the contractual right to take possession of the software at any time during the hosting period without significant penalty and (2) it is feasible for the customer to either run the software on its own hardware or contract with another party unrelated to the vendor to host the software. 3M adopted this ASU prospectively to arrangements entered into, or materially modified beginning January 1, 2016. The adoption did not have a material impact on 3M’s consolidated results of operations and financial condition.

In July 2015, the FASB issued ASU No. 2015-11, Simplifying the Measurement of Inventory, which modifies existing requirements regarding measuring inventory at the lower of cost or market. Under existing standards, the market amount requires consideration of replacement cost, net realizable value (NRV), and NRV less an approximately normal profit margin. The new ASU replaces market with NRV, defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This eliminates the need to determine and consider replacement cost or NRV less an approximately normal profit margin when measuring inventory. 3M adopted this standard prospectively beginning January 1, 2017. The adoption did not have a material impact on 3M’s consolidated results of operations and financial condition.

In January 2016, the FASB issued ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, which revises the accounting related to (1) the classification and measurement of investments in equity securities and (2) the presentation of certain fair value changes for financial liabilities measured at fair value. The ASU also amends certain disclosure requirements associated with the fair value of financial instruments. The new guidance requires the fair value measurement of investments in equity securities and other ownership interests in an entity, including investments in partnerships, unincorporated joint ventures and limited liability companies (collectively, equity securities) that do not result in consolidation and are not accounted for under the equity method. Entities will need to measure these investments and recognize changes in fair value in net income. Entities will no longer be able to recognize unrealized holding gains and losses on equity securities they classify under current guidance as available-for-sale in other comprehensive income (OCI). They also will no longer be able to use the cost method of accounting for equity securities that do not have readily determinable fair values. Instead, for these types of equity investments that do not otherwise qualify for the net asset value practical expedient, entities will be permitted to elect a practicability exception and measure the investment at cost less impairment plus or minus observable price changes (in orderly transactions). The ASU also establishes an incremental recognition and disclosure requirement related to the presentation of fair value changes of financial liabilities for which the fair value option (FVO) has been elected. Under this guidance, an entity would be required to separately present in OCI the portion of the total fair value change attributable to instrument-specific credit risk as opposed to reflecting the entire amount in earnings. This provision does not apply to derivative instruments required to be measured at fair value with changes in fair value recognized in current earnings. For 3M, this standard is effective beginning January 1, 2018 via a cumulative-effect adjustment to beginning retained earnings, except for guidance relative to equity securities without readily determinable fair values which is applied prospectively. Because the Company has historically held limited amounts of equity securities (less than $75 million in aggregate at December 31, 2017), and has not elected the FVO with respect to material financial liabilities, it does not expect this standard to have a material impact on its consolidated results of operations and financial condition.

In February 2016, the FASB issued ASU No. 2016-02, Leases, replacing existing lease accounting guidance. The new standard introduces a lessee model that would require entities to recognize assets and liabilities for most leases, but recognize expenses on their income statements in a manner similar to current accounting. The ASU does not make fundamental changes to existing lessor accounting. However, it modifies what qualifies as a sales-type and direct financing lease and related accounting and aligns a number of the underlying principles with those of the new revenue standard, ASU No. 2014-09, such as evaluating how collectability should be considered and determining when profit can be recognized. The guidance eliminates existing real estate-specific provisions and requires expanded qualitative and quantitative disclosures. The standard requires modified retrospective transition by which it is applied at the beginning of the earliest comparative period presented in the year of adoption. For 3M, the ASU is effective January 1, 2019. Information under existing lease guidance with respect to rent expense for operating leases and the Company’s minimum lease payments for capital and operating leases with non-cancelable terms in excess one year as of December 31, 2017 is included in Note 15. The Company is currently assessing this ASU’s impact on 3M’s consolidated results of operations and financial condition.

In March 2016, the FASB issued ASU No. 2016-06, Contingent Put and Call Options in Debt Instruments. This ASU clarifies guidance used to determine if debt instruments that contain contingent put or call options would require separation of the embedded put or call feature from the debt instrument and trigger accounting for the feature as a derivative with changes in fair value recorded through income. Under the new guidance, fewer put or call options embedded in debt instruments would require derivative accounting. For 3M, this ASU was effective January 1, 2017. The Company’s outstanding debt with embedded put provisions did not require separate derivative accounting under existing guidance. As a result, the adoption of this standard did not have a material impact on the Company’s consolidated results of operations and financial condition.

In March 2016, the FASB issued ASU No. 2016-07, Simplifying the Transition to the Equity Method of Accounting, which eliminates the existing requirement to apply the equity method of accounting retrospectively (revising prior periods as if the equity method had always been applied) when an entity obtains significant influence over a previously held investment. The new guidance would require the investor to apply the equity method prospectively from the date the investment qualifies for the equity method. The investor would add the carrying value of the existing investment to the cost of any additional investment to determine the initial cost basis of the equity method investment. For 3M, this ASU was effective January 1, 2017 on a prospective basis. 3M will apply this guidance to investments that transition to the equity method after the adoption date.

In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The new approach to estimating credit losses (referred to as the current expected credit losses model) applies to most financial assets measured at amortized cost and certain other instruments, including trade and other receivables, loans, held-to-maturity debt securities, net investments in leases and off-balance-sheet credit exposures. With respect to available-for-sale (AFS) debt securities, the ASU amends the current other-than-temporary impairment model. For such securities with unrealized losses, entities will still consider if a portion of any impairment is related only to credit losses and therefore recognized as a reduction in income. However, rather than also reflecting that credit loss amount as a permanent reduction in cost (amortized cost) basis of that AFS debt security, the ASU requires that credit losses be reflected as an allowance. As a result, under certain circumstances, a recovery in value could result in previous allowances, or portions thereof, reversing back into income. For 3M, this ASU is effective January 1, 2020, with early adoption permitted. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is currently assessing this ASU’s impact on 3M’s consolidated result of operations and financial condition.

In August 2016, the FASB issued ASU No. 2016-15, Classification of Certain Cash Receipts and Cash Payments, which is intended to reduce diversity in practice in how certain cash receipts and payments are presented and classified in the statement of cash flows. The standard provides guidance in a number of situations including, among others, settlement of zero-coupon bonds, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, and distributions received from equity method investees. The ASU also provides guidance for classifying cash receipts and payments that have aspects of more than one class of cash flows. The Company early adopted ASU No. 2016-15 as of January 1, 2017. Since the associated changes in classification were immaterial to all prior periods presented, no impact was reflected in the Company’s pre-2017 consolidated results of operations and financial condition presented.

In October 2016, the FASB issued ASU No. 2016-16, Intra-Entity Transfers of Assets Other Than Inventory, which modifies existing guidance and is intended to reduce diversity in practice with respect to the accounting for the income tax consequences of intra-entity transfers of assets. The ASU indicates that the current exception to income tax accounting that requires companies to defer the income tax effects of certain intercompany transactions would apply only to intercompany inventory transactions. That is, the exception would no longer apply to intercompany sales and transfers of other assets (e.g., intangible assets). Under the existing exception, income tax expense associated with intra-entity profits in an intercompany sale or transfer of assets is eliminated from earnings. Instead, that cost is deferred and recorded on the balance sheet (e.g., as a prepaid asset) until the assets leave the consolidated group. Similarly, the entity is prohibited from recognizing deferred tax assets for the increases in tax bases due to the intercompany sale or transfer. For 3M, this ASU is effective January 1, 2018. The standard requires modified retrospective transition with a cumulative catch-up adjustment to opening retained earnings in the period of adoption. Upon adoption, a company would write off any income tax effects that had been deferred from past intercompany transactions involving non-inventory assets to opening retained earnings. In addition, an entity would record deferred tax assets with an offset to opening retained earnings for amounts that entity had previously not recognized under existing guidance but would recognize under the new guidance. Based on deferred tax amounts related to applicable past intercompany transactions as of December 31, 2017, the Company does not expect this ASU to have a material impact on 3M’s consolidated results of operations and financial condition.

In October 2016, the FASB issued ASU No. 2016-17, Interests Held through Related Parties That Are under Common Control, which modifies existing guidance with respect to how a decision maker that holds an indirect interest in a variable interest entity (VIE) through a common control party determines whether it is the primary beneficiary of the VIE as part of the analysis of whether the VIE would need to be consolidated. Under the ASU, a decision maker would need to consider only its proportionate indirect interest in the VIE held through a common control party. Previous guidance had required the decision maker to treat the common control party’s interest in the VIE as if the decision maker held the interest itself. As a result of the ASU, in certain cases, previous consolidation conclusions may change. For 3M, the standard was effective January 1, 2017 with retrospective application to January 1, 2016. 3M does not have significant involvement with entities subject to consolidation considerations impacted by VIE model factors. As a result, the adoption of this ASU did not have a material impact on the Company’s consolidated results of operations and financial condition.

In November 2016, the FASB issued ASU No. 2016-18, Restricted Cash, which clarifies guidance on the classification and presentation of restricted cash in the statement of cash flows. Under the ASU, changes in restricted cash and restricted cash equivalents would be included along with those of cash and cash equivalents in the statement of cash flows. As a result, entities would no longer present transfers between cash/equivalents and restricted cash/equivalents in the statement of cash flows. In addition, a reconciliation between the balance sheet and the statement of cash flows would be disclosed when the balance sheet includes more than one line item for cash/equivalents and restricted cash/equivalents. The Company early adopted ASU No. 2016-18 as of January 1, 2017. Due to the immaterial use of restricted cash and restricted cash equivalents, no impact was reflected in the Company’s pre-2017 consolidated results of operations and financial condition presented.

In January 2017, the FASB issued ASU No. 2017-01, Clarifying the Definition of a Business, which narrows the existing definition of a business and provides a framework for evaluating whether a transaction should be accounted for as an acquisition (or disposal) of assets or a business. The ASU requires an entity to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets; if so, the set of transferred assets and activities (collectively, the set) is not a business. To be considered a business, the set would need to include an input and a substantive process that together significantly contribute to the ability to create outputs. The standard also narrows the definition of outputs. The definition of a business affects areas of accounting such as acquisitions, disposals and goodwill. Under the new guidance, fewer acquired sets are expected to be considered businesses. For 3M, this ASU is effective January 1, 2018 on a prospective basis with early adoption permitted. 3M would apply this guidance to applicable transactions after the adoption date.

In January 2017, the FASB issued ASU No. 2017-04, Simplifying the Test for Goodwill Impairment. Under the new standard, goodwill impairment would be measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill. This ASU eliminates existing guidance that requires an entity to determine goodwill impairment by calculating the implied fair value of goodwill by hypothetically assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. For 3M, this ASU is effective prospectively to impairment tests beginning January 1, 2020, with early adoption permitted. 3M adopted this ASU in the fourth quarter of 2017 in conjunction with its annual goodwill impairment testing. The adoption did not have an impact on 3M’s consolidated results of operations and financial condition.

In February 2017, the FASB issued ASU No. 2017-05, Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets. This ASU addresses scope-related questions that arose after the FASB issued its revenue guidance in ASU No. 2014-09, Revenue from Contracts with Customers. The new standard clarifies the accounting for derecognition of nonfinancial assets and defines what is considered an in substance nonfinancial asset. Nonfinancial assets largely relate to items such as real estate, ships and intellectual property that do not constitute a business. The new ASU impacts entities derecognizing (e.g. selling) nonfinancial assets (or in substance nonfinancial assets), including partial interests therein, when the purchaser is not a customer. Under the new guidance, the seller would apply certain recognition and measurement principles of ASU No. 2014-09, Revenue from Contracts with Customers, even though the purchaser is not a customer. For 3M, this new standard is effective coincident with the Company’s January 1, 2018 adoption of ASU No. 2014-09. The Company does not expect this ASU to have a material impact on 3M’s consolidated results of operations and financial condition.

In March 2017, the FASB issued ASU No. 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. This ASU changed how employers that sponsor defined benefit pension and/or other postretirement benefit plans present the net periodic benefit cost in the income statement. Under the new standard, only the service cost component of net periodic benefit cost is included in operating expenses and only the service cost component is eligible for capitalization into assets such as inventory. All other net periodic benefit costs components (such as interest, expected return on plan assets, prior service cost amortization and actuarial gain/loss amortization) are reported outside of operating income. 3M adopted this ASU effective January 1, 2018 on a retrospective basis; however, guidance limiting the capitalization to only the service cost component is applied on prospective basis. The components of 3M’s net periodic defined benefit pension and postretirement benefit costs are presented in Note 12. The retrospective application of this ASU, had no impact on the Company’s previously reported consolidated income before income taxes and net income attributable to 3M. However, non-service cost components of pension and postretirement benefit costs in prior years representing income of $128 million and $196 million in total year 2017 and 2016, respectively, and an expense of $34 million in total year 2015 have been reclassified from operating expenses and are now reported outside of operating income within other expense (income), net. The impact of adoption of this ASU on previously reported amounts in the consolidated statement of income are described earlier in Note 1. Further, the capitalization of service cost change is not expected to have a material impact on 3M’s consolidated results of operations and financial condition.

In March 2017, the FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities held at a premium. Under existing standards, entities generally amortize the premium as an adjustment of yield over the contractual life of the instrument. The new guidance shortens the amortization period to the earliest call date for certain callable debt securities that have explicit, noncontingent call features and are callable at a fixed price and preset date. The amendments do not require an accounting change for securities held at a discount. For 3M, this ASU is effective January 1, 2019 with a modified retrospective transition resulting in a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. Early adoption is permitted. 3M’s marketable security portfolio includes very limited instances of callable debt securities held at a premium. As a result, the Company does not expect this ASU to have a material impact on 3M’s consolidated results of operations and financial condition.

In May 2017, the FASB issued ASU No. 2017-09, Scope of Modification Accounting, that clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as a modification. The general model for accounting for modifications of share-based payment awards is to record the incremental value arising from the changes as additional compensation cost. Under the new standard, fewer changes to the terms of an award would require accounting under this modification model. For 3M, this ASU is effective January 1, 2018, with early adoption permitted. Because the Company does not typically make changes to the terms or conditions of its issued share-based payment awards, 3M does not expect this ASU to have a material impact on its consolidated results of operations and financial condition.

In May 2017, the FASB issued ASU No. 2017-10, Determining the Customer of the Operation Services, that clarifies how an operating entity determines the customer of the operation services for transactions within the scope of a service concession arrangement. Service concession arrangements are typically agreements between a grantor and an operating entity whereby the operating entity will operate the grantor’s infrastructure (i.e. airports, roadways, bridges, and prisons) for a specified period of time. The operating entity also may be required to maintain the infrastructure and provide capital-intensive maintenance to enhance or extend its life. In such arrangements, typically the operation services (i.e. operation and maintenance of a roadway) would be used by third parties (i.e. drivers). The ASU clarifies that the grantor, not the third party, is the customer of the operation services in such arrangements. For 3M, this new standard is effective coincident with the Company’s January 1, 2018 adoption of ASU No. 2014-09. Because the Company is not typically a party to agreements within the scope of accounting for service concession arrangements, 3M does not expect this ASU to have a material impact on its consolidated results of operations and financial condition.

In July 2017, the FASB issued ASU No. 2017-11, (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. The new standard applies to issuers of financial instruments with down-round features. A down-round provision is a term in an equity-linked financial instrument (i.e. a freestanding warrant contract or an equity conversion feature embedded within a host debt or equity contract) that triggers a downward adjustment to the instrument’s strike price (or conversion price) if equity shares are issued at a lower price (or equity-linked financial instruments are issued at a lower strike price) than the instrument’s then-current strike price. The purpose of the feature is typically to protect the instrument’s counterparty from future issuances of equity shares at a more favorable price. The ASU amends (1) the classification of such instruments as liabilities or equity by revising certain guidance relative to evaluating if they must be accounted for as derivative instruments and (2) the guidance on recognition and measurement of freestanding equity-classified instruments. For 3M, this ASU is effective January 1, 2019, with early adoption permitted. Because the Company has not issued financial instruments with down-round features, 3M does not expect this ASU to have a material impact on its consolidated results of operations and financial condition.

In August 2017, the FASB issued ASU No. 2017-12, Targeted Improvements to Accounting for Hedging Activities. The ASU amends existing guidance to simplify the application of hedge accounting in certain situations and allow companies to better align their hedge accounting with their risk management activities. Existing standards contain certain requirements for an instrument to qualify for hedge accounting relative to initial and ongoing assessments of hedge effectiveness. While an initial quantitative test to establish the hedge relationship is highly effective would still be required, the new ASU permits subsequent qualitative assessments for certain hedges instead of a quantitative test and expands the timeline for performing the initial quantitative assessment. The ASU also simplifies related accounting by eliminating the requirement to separately measure and report hedge ineffectiveness. Instead, for qualifying cash flow and net investment hedges, the entire change in fair value (including the amount attributable to ineffectiveness) will be recorded within other comprehensive income and reclassified to earnings in the same income statement line that is used to present the earnings effect of the hedged item when the hedged item affects earnings. For fair value hedges, generally, the entire change in fair value of the hedging instrument would also be presented in the same income statement line as the hedged item. The new standard also simplifies the accounting for fair value hedges of interest rate risks and expands an entity’s ability to hedge nonfinancial and financial risk components. In addition, the guidance also eases certain documentation requirements, modifies the accounting for components excluded from the assessment of hedge effectiveness, and requires additional tabular disclosures of derivative and hedge-related information. For 3M, this ASU is effective January 1, 2019, with a modified retrospective transition resulting in a cumulative-effect adjustment recorded to the opening balance of retained earnings as of the adoption date. Early adoption is permitted. The Company is currently assessing this ASU’s impact on 3M’s consolidated results of operations and financial condition.